Offsetting of financial assets and financial liabilities (Details 2) (CHF)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	573,400,000,000	832,900,000,000
Offsetting	(547,800,000,000)	(803,500,000,000)
of which counterparty netting	(523,900,000,000)	(766,800,000,000)
of which cash collateral netting	(23,900,000,000)	(36,700,000,000)
Total net derivatives subject to enforceable master netting agreements	25,600,000,000	29,400,000,000
Total derivatives not subject to enforceable master netting agreements	11,300,000,000	11,300,000,000
Total net derivatives presented in the consolidated balance sheets	36,900,000,000	40,700,000,000
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	86,500,000,000	99,700,000,000
Securities sold under repurchase agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Securities sold under repurchase agreements, net	59,700,000,000	56,600,000,000
Securities lending transactions, gross	6,600,000,000	10,800,000,000
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	6,600,000,000	10,800,000,000
Obligation to return securities received as collateral, at fair value, gross	18,500,000,000	25,900,000,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	18,500,000,000	25,900,000,000
Total subject to enforceable master netting agreements, gross	111,600,000,000	136,400,000,000
Total subject to enforceable master netting agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Total subject to enforceable master netting agreements, net	84,800,000,000	93,300,000,000
Total not subject to enforceable master netting agreements	32,000,000,000	69,500,000,000
Total, gross	143,600,000,000	205,900,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	116,800,000,000	162,800,000,000
of which reported at fair value	76,104,000,000	108,784,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	25,600,000,000	29,400,000,000
Derivatives, financial instruments	9,900,000,000	10,800,000,000
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	15,700,000,000	18,600,000,000
Securities sold under repurchase agreements, net	59,700,000,000	56,600,000,000
Securities sold under repurchase agreements, financial instruments	59,700,000,000	56,400,000,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	200,000,000
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	6,600,000,000	10,800,000,000
Securities lending transactions, financial instruments	6,200,000,000	10,200,000,000
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400,000,000	600,000,000
Obligation to return securities received as collateral, at fair value, net	18,500,000,000	25,900,000,000
Obligation to return securities received as collateral, financial instruments	17,500,000,000	24,200,000,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,000,000,000	1,700,000,000
Total financial liabilities subject to enforceable, net	110,400,000,000	122,700,000,000
Total financial liabilities subject to enforceable, financial instruments	93,300,000,000	101,600,000,000
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	200,000,000
Total financial liabilities subject to enforceable, net exposure	17,100,000,000	20,900,000,000
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	36,500,000,000	39,500,000,000
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	400,000,000	1,200,000,000
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	120,800,000,000	175,800,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	94,000,000,000	132,700,000,000
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	22,800,000,000	30,100,000,000
Total, offsetting	0	0
Total, net	22,800,000,000	30,100,000,000
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	267,200,000,000	368,200,000,000
Offsetting	(267,000,000,000)	(367,500,000,000)
Total net derivatives subject to enforceable master netting agreements	200,000,000	700,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	200,000,000	700,000,000
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	290,100,000,000	448,700,000,000
Offsetting	(265,700,000,000)	(421,800,000,000)
Total net derivatives subject to enforceable master netting agreements	24,400,000,000	26,900,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,400,000,000	26,900,000,000
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,100,000,000	16,000,000,000
Offsetting	(15,100,000,000)	(14,200,000,000)
Total net derivatives subject to enforceable master netting agreements	1,000,000,000	1,800,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,000,000,000	1,800,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	440,200,000,000	693,600,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	262,100,000,000	365,500,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	178,100,000,000	327,900,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	200,000,000
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,400,000,000	73,200,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,200,000,000	73,200,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200,000,000	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	33,700,000,000	29,300,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,600,000,000	15,200,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,100,000,000	14,100,000,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,300,000,000	29,500,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100,000,000	2,700,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,200,000,000	26,800,000,000
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,800,000,000	7,300,000,000
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,000,000,000	5,600,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	800,000,000	1,700,000,000
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	573,300,000,000	832,700,000,000
Offsetting	(547,700,000,000)	(803,400,000,000)
of which counterparty netting	(523,800,000,000)	(766,700,000,000)
of which cash collateral netting	(23,900,000,000)	(36,700,000,000)
Total net derivatives subject to enforceable master netting agreements	25,600,000,000	29,300,000,000
Total derivatives not subject to enforceable master netting agreements	11,400,000,000	11,400,000,000
Total net derivatives presented in the consolidated balance sheets	37,000,000,000	40,700,000,000
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	86,500,000,000	99,600,000,000
Securities sold under repurchase agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Securities sold under repurchase agreements, net	59,700,000,000	56,500,000,000
Securities lending transactions, gross	6,600,000,000	10,800,000,000
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	6,600,000,000	10,800,000,000
Obligation to return securities received as collateral, at fair value, gross	18,500,000,000	25,900,000,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	18,500,000,000	25,900,000,000
Total subject to enforceable master netting agreements, gross	111,600,000,000	136,300,000,000
Total subject to enforceable master netting agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Total subject to enforceable master netting agreements, net	84,800,000,000	93,200,000,000
Total not subject to enforceable master netting agreements	32,000,000,000	69,500,000,000
Total, gross	143,600,000,000	205,800,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	116,800,000,000	162,700,000,000
of which reported at fair value	76,104,000,000	108,784,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	25,600,000,000	29,300,000,000
Derivatives, financial instruments	9,900,000,000	10,800,000,000
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	15,700,000,000	18,500,000,000
Securities sold under repurchase agreements, net	59,700,000,000	56,500,000,000
Securities sold under repurchase agreements, financial instruments	59,700,000,000	56,300,000,000
Securities sold under repurchase agreements, cash collateral received/pledged	0	200,000,000
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	6,600,000,000	10,800,000,000
Securities lending transactions, financial instruments	6,200,000,000	10,200,000,000
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400,000,000	600,000,000
Obligation to return securities received as collateral, at fair value, net	18,500,000,000	25,900,000,000
Obligation to return securities received as collateral, financial instruments	17,500,000,000	24,200,000,000
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,000,000,000	1,700,000,000
Total financial liabilities subject to enforceable, net	110,400,000,000	122,500,000,000
Total financial liabilities subject to enforceable, financial instruments	93,300,000,000	101,500,000,000
Total financial liabilities subject to enforceable, cash collateral received/pledged	0	200,000,000
Total financial liabilities subject to enforceable, net exposure	17,100,000,000	20,800,000,000
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	36,600,000,000	39,600,000,000
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	400,000,000	1,100,000,000
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	120,800,000,000	175,800,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	94,000,000,000	132,700,000,000
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	22,800,000,000	30,000,000,000
Total, offsetting	0	0
Total, net	22,800,000,000	30,000,000,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	267,100,000,000	368,100,000,000
Offsetting	(267,000,000,000)	(367,500,000,000)
Total net derivatives subject to enforceable master netting agreements	100,000,000	600,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	100,000,000	600,000,000
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	290,100,000,000	448,600,000,000
Offsetting	(265,600,000,000)	(421,700,000,000)
Total net derivatives subject to enforceable master netting agreements	24,500,000,000	26,900,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	24,500,000,000	26,900,000,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16,100,000,000	16,000,000,000
Offsetting	(15,100,000,000)	(14,200,000,000)
Total net derivatives subject to enforceable master netting agreements	1,000,000,000	1,800,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,000,000,000	1,800,000,000
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	440,200,000,000	693,500,000,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	262,000,000,000	365,400,000,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	178,000,000,000	327,900,000,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200,000,000	200,000,000
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,400,000,000	73,200,000,000
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200,000,000	0
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	68,200,000,000	73,200,000,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	33,700,000,000	29,300,000,000
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18,600,000,000	15,200,000,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	15,100,000,000	14,100,000,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	26,300,000,000	29,500,000,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,100,000,000	2,700,000,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,200,000,000	26,800,000,000
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700,000,000	7,200,000,000
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,100,000,000	5,500,000,000
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	600,000,000	1,700,000,000